STOCKHOLDERS EQUITY - Common Stock Warrants (Details) - Warrant [Member] shares in Millions	9 Months Ended
Sep. 30, 2021 shares
Class of Stock [Line Items]
Expected term (in years)	5 years
Expected dividend yield	0.00%
Fair value of the warrants granted	6.3
Weighted average remaining service period	3 years 3 months 25 days
Maximum
Class of Stock [Line Items]
Risk-free interest rate	0.85%
Expected term (in years)	4 years
Expected volatility	38.14%
Minimum
Class of Stock [Line Items]
Risk-free interest rate	0.84%
Expected term (in years)	3 years
Expected volatility	38.02%